Segment information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment information

31	Segment information

The Company’s organizational structure is formed by the following segments:

- Brazil: includes: (i) the production and sale of chemicals at the Camaçari Petrochemical Complex in Bahia, the Triunfo Petrochemical Complex in Rio Grande do Sul, the Capuava Petrochemical Complex in the state of São Paulo, and the Duque de Caxias Petrochemical Complex in the state of Rio de Janeiro; (ii) the supply of electricity and other inputs produced in these complexes to second-generation producers located in the petrochemical complexes; (iii) the production and sale of PE, including the production of green PE made from renewable resources, and of PP; and (iv) the production and sale of PVC and caustic soda.

- United States and Europe: operations related to PP production and sale in the United States and Europe, through the subsidiaries Braskem America, Braskem Netherlands and Braskem Europe, respectively.

- Mexico: comprises the activities related to the PE production and sale in Mexico, through the subsidiary Braskem Idesa.

(a) Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the financial statements. The operating segments are stated based on the results of operations.

The eliminations and reclassifications line are mainly represented by purchases and sales between the Company’s reportable segments.

Corporate Unit comprises items not allocated directly to the reportable segments and are disclosed to reconcile the segments to the financial information.

(b) Results by segment

							2025
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distributuon	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil (ii)	51,774	(48,651)	3,123	(1,914)		1,423	2,632
USA and Europe	16,400	(16,279)	121	(1,081)		242	(718)
Mexico (iii)	4,103	(6,200)	(2,097)	(664)		370	(2,391)
Total reportable segments	72,277	(71,130)	1,147	(3,659)		2,035	(477)

Other segments	1,197	(587)	610	13	9	(288)	344
Corporate unit				(1,784)		273	(1,511)

Braskem consolidated before eliminations and reclassifications	73,474	(71,717)	1,757	(5,430)	9	2,020	(1,644)

Eliminations and reclassifications	(2,757)	2,556	(201)	163		(125)	(163)

Total	70,717	(69,161)	1,556	(5,267)	9	1,895	(1,807)

							2024
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distributuon	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil	54,844	(50,600)	4,244	(1,623)		(2,502)	119
USA and Europe	19,444	(18,026)	1,418	(829)		(47)	542
Mexico	5,148	(4,501)	647	(569)		52	130
Total reportable segments	79,436	(73,127)	6,309	(3,021)		(2,497)	791

Other segments	736	(351)	385	41	(21)	(119)	286
Corporate unit				(2,079)		651	(1,428)

Braskem consolidated before eliminations and reclassifications	80,172	(73,478)	6,694	(5,059)	(21)	(1,965)	(351)

Eliminations and reclassifications	(2,761)	2,064	(697)	74		(105)	(728)

Total	77,411	(71,414)	5,997	(4,985)	(21)	(2,070)	(1,079)
							2023
				Operating expenses
		Cost of		Selling, general,	Results from	Other operating	Profit(loss) before financial expenses and taxes
	Net	products	Gross	and distributuon	equity-accounted	income
	revenue	sold	profit	expenses (i)	investees	(expenses), net
Reporting segments
Brazil	49,512	(48,159)	1,353	(1,781)		(1,443)	(1,871)
USA and Europe	17,507	(16,127)	1,380	(802)		309	887
Mexico	4,449	(4,366)	83	(615)		195	(337)
Total reportable segments	71,468	(68,652)	2,816	(3,198)		(939)	(1,321)

Other segments	782	(501)	281	137	7	8	433
Corporate unit				(2,033)		458	(1,575)

Braskem consolidated before eliminations and reclassifications	72,250	(69,153)	3,097	(5,094)	7	(473)	(2,463)

Eliminations and reclassifications	(1,681)	1,605	(76)	240		(493)	(329)

Total	70,569	(67,548)	3,021	(4,854)	7	(966)	(2,792)
(i)	Includes the balances of research and development expenses and ECL.
(ii)	In 2025, includes impairment of assets allocated to the Northeast CGU, amounting to R$ 651, as detailed in Note 12(b).
(iii)	In 2025, includes impairment of assets of the Braskem Idesa CGU, amounting to R$ 1,446, as detailed in Note 12(b).

The total depreciation and amortization balances allocated to the segments were as follows: Brazil R$ 2,257 (2024: R$ 2,362 and 2023: R$ 2,664), United States and Europe R$ 406 (2024: R$ 371 and 2023: R$ 359), and Mexico R$ 975 (2024: R$ 989 and 2023: R$ 842).

(c)	Assets by segment

					2025
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)

Brazil (ii)	456	16,404	2,381	1,541	3,747
USA and Europe	38	6,591	24	2,145	88
Mexico (iii)		14,478	566	143	291
Unallocated amounts		106	92	55	227
Total reportable segments	494	37,579	3,063	3,884	4,353

					2024
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)

Brazil	381	16,748	2,690	1,883	615
USA and Europe	57	7,850	106	1,457	1,560
Mexico		15,718	566	318	299
Unallocated amounts		101	25	61	122
Total reportable segments	438	40,417	3,387	3,719	2,596

(i)	Refers to the non-current items of recoverable taxes, income taxes, judicial deposits and other assets.
(ii)	In 2025, includes impairment of assets of the Northeast CGU, comprising: (i) R$ 459 related to property, plant and equipment; and (ii) R$ 192 related to goodwill.
(iii)	In 2025, includes impairment of assets of the Braskem Idesa CGU, comprising: (i) R$ 1,315 related to property, plant and equipment; (ii) R$ 52 related to intangible assets; and (iii) R$ 101 related to right-of-use assets.